EMPOWER FUNDS, INC.

Empower Core Strategies: Flexible Bond Fund Institutional Class Ticker: MXEDX Investor Class Ticker: MXEWX	Empower U.S. Government Securities Fund Institutional Class Ticker: MXDQX Investor Class Ticker: MXGMX
(the “Funds”)
Supplement dated August 29, 2024, to the Prospectuses, Summary Prospectuses, and Statements of Additional Information (“SAIs”) for the Funds, each dated April 30, 2024, as supplemented
Effective immediately, S. Kenneth Leech, Keith A. Luna, and John L. Bellows are no longer portfolio managers of the Funds and all references to Messiers Leech, Luna, and Bellows in each Fund’s Prospectus, Summary Prospectus, and SAI are hereby deleted in their entirety. Additionally, Michael C. Buchanan, CFA has been added as a portfolio manager of each Fund. Accordingly, the following changes are made to the Funds’ Prospectuses, Summary Prospectuses, and SAIs, as applicable:
Under the “Fund Summary” header of each Fund’s Prospectus and Summary Prospectus, the portfolio manager table is hereby deleted in its entirety and replaced with the following:
Empower Core Strategies: Flexible Bond Fund
Name	Title	Portfolio Manager of Fund Since
Loomis Sayles
Matthew J. Eagan, CFA	Vice President & Portfolio Manager	2018
Brian P. Kennedy	Portfolio Manager	2018
Western Asset
Michael C. Buchanan, CFA	Chief Investment Officer	2024
Julien Scholnick	Portfolio Manager	2024
Frederick R. Marki	Portfolio Manager	2024
Nicholas Mastroianni	Portfolio Manager	2024
Empower U.S. Government Securities Fund
Name	Title	Portfolio Manager of Fund Since
Michael C. Buchanan, CFA	Chief Investment Officer	2024
Julien Scholnick	Portfolio Manager	2024
Frederick R. Marki	Portfolio Manager	2024
Nicholas Mastroianni	Portfolio Manager	2024
Under the “Management and Organization” header of each Fund’s Prospectus, the following is hereby incorporated into the “Western Asset” sub-section of the sub-adviser disclosure:
•Michael C. Buchanan, CFA, Chief Investment Officer, has served as portfolio manager of the Fund since 2024 and joined Western Asset in 2005.
Under the “Portfolio Managers” header of each Fund’s SAI, the “Other Accounts Managed” table in the “Western Asset Management Company, LLC” section is hereby deleted in its entirety and replaced with the following:

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Michael C. Buchanan, CFA*	76	$110,220	282	$67,051	567	$177,347	0	$0	22	$2,564	20	$11,403
Julian Scholnick**	26	$50,015	22	$12,233	173	$53,705	0	$0	0	$0	4	$1,929
Frederick R. Marki**	27	$48,152	25	$13,326	183	$57,764	0	$0	0	$0	6	$4,461
Nicholas Mastroianni**	7	$2,406	2	$438	39	$12,471	0	$0	0	$0	0	$0
* Mr. Buchanan became a portfolio manager of the Fund on August 29, 2024; the information provided is as of July 31, 2024.
** Messiers Marki, Mastroianni, and Scholnick became portfolio managers of the Fund on February 26, 2024.
Under the “Portfolio Managers” header of each Fund’s SAI, the “Ownership of Securities” sub-section of the “Western Asset Management Company, LLC” section is hereby deleted in its entirety and replaced with the following:
Ownership of Securities
The portfolio managers did not own any shares of the Fund as of August 29, 2024.
This Supplement must be accompanied by or read in conjunction with the current Prospectuses, Summary Prospectuses, and SAIs for the Funds, each dated April 30, 2024, as supplemented.
Please keep this Supplement for future reference.